ACCRUED AND OTHER LIABILITIES	12 Months Ended
Jun. 25, 2014
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES
Accrued liabilities consist of the following (in thousands):

	2014	2013
Gift cards	$104,378	$91,893
Payroll	77,585	77,238
Litigation reserves	39,500	0
Sales tax	19,622	18,613
Insurance	20,652	17,743
Property tax	14,209	14,119
Dividends	15,625	13,511
Other	36,446	36,348
	$328,017	$269,465

Other liabilities consist of the following (in thousands):

	2014	2013
Straight-line rent	$57,462	$57,129
Insurance	36,352	38,602
Landlord contributions	23,404	24,029
Unrecognized tax benefits	5,247	5,055
Other	6,633	7,078
	$129,098	$131,893